TYPE                13F-HR
PERIOD              12/31/04
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: December 31,2004

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       February 9, 2005
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total:    $  485,768
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                        FORM 13F INFORMATION TABLE
                                                        VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
       NAME  OF ISSUER       TITLE OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED      NONE
-----------------------------------------------------------------------------------------------------------------------------------
AAIPHARMA INCCMN             COM           00252w104             409   125,848 SH      OTHER  01                 21,900 103,948
SELECT SECTOR SPDR TR        SBI INT-ENERGY81369y506          29,056   800,000 SH      OTHER  01                800,000
BEA SYSTEMS INC              COM           073325102          12,012 1,355,800 SH      OTHER  01              1,355,800
C-COR.NET CORPORATION        COM           125010108          18,850 2,026,830 SH      OTHER  01              2,026,830
CHIQUITA BRANDS              COM           170032809          22,706 1,029,300 SH      OTHER  01              1,029,300
DIAMONDS TR UNIT SER 1       UNIT SER 1    252787106          26,878   250,000 SH      OTHER  01                250,000
DOLLAR TREE STORES INC       PUT           256747956           1,439    50,000 SH PUT  OTHER  01                 50,000
FRIEDMAN BILLING RAMSEY GRO  PUT           358434958             873    45,000 SH PUT  OTHER  01                 45,000
FRIEDMAN BILLING RAMSEY GRO  CALL          358434908           1,939   100,000 SH CALL OTHER  01                100,000
HARMONIC INC                 COM           413160102          19,776 2,371,200 SH      OTHER  01              2,371,200
INTERWOVEN INCCMN            COM           46114t508          40,169 3,691,997 SH      OTHER  01              3,691,997
KRISPY KREME DOUGHNUTS INCCMNCOM           501014104          16,745 1,329,000 SH      OTHER  01                115,4591,213,541
KRISPY KREME DOUGHNUTS INCCMNPUT           501014954           3,780   300,000 SH PUT  OTHER  01                300,000
KRISPY KREME DOUGHNUTS INCCMNCALL          501014904           1,097    87,100 SH CALL OTHER  01                 87,100
LENNAR CORP CL A             PUT           526057952           4,251    75,000 SH PUT  OTHER  01                 75,000
MAGNA INTL INC               PUT           559222951             826    10,000 SH PUT  OTHER  01                 10,000
MICROSOFT CORP COM           COM           594918104          10,287   385,000 SH      OTHER  01                385,000
NASDAQ 100 TR UNIT SER 1     UNIT SER 1    631100104         111,762 2,800,000 SH      OTHER  01              2,800,000
NAVARRE CORP CMN             PUT           639208957           7,216   410,000 SH PUT  OTHER  01                410,000
NEW YORK COMMUNITY BANCCORP  PUT           649445953           2,057   100,000 SH PUT  OTHER  01                100,000
NOVASTAR FINANCIAL INCREIT   COM           669947400          16,018   323,600 SH      OTHER  01                 24,996 298,604
NOVASTAR FINANCIAL INCREIT   PUT           669947950           4,950   100,000 SH PUT  OTHER  01                100,000
OMNIVISION TECH INC.         PUT           682128953           9,175   500,000 SH PUT  OTHER  01                500,000
OVERSTOCK.COM INC            PUT           690370951           1,835    26,600 SH PUT  OTHER  01                 26,600
PALMSOURCE INC               COM           697154102           2,700   211,924 SH      OTHER  01                211,924
POWERWAVE TECHNOLOGIES INC   COM           739363109          37,936 4,473,632 SH      OTHER  01              4,473,632
POWERWAVE TECHNOLOGIES INC   CALL          739363909           2,557   301,500 SH CALL OTHER  01                301,500
PRE PAID LEGAL SERVICES INC  COM           740065107           4,609   122,746 SH      OTHER  01                  8,428 114,318
SIEBEL SYSTEMS INC           COM           826170102          13,057 1,244,746 SH      OTHER  01              1,244,746
TAKE TWO INTERACTIVE SOFTWAREPUT           874054959           3,479   100,000 SH PUT  OTHER  01                100,000
TASR INTL INC                COM           87651b104          21,426   676,962 SH      OTHER  01                 52,534 624,428
TASR INTL INC                PUT           87651b954          27,536   870,000 SH PUT  OTHER  01                870,000
THESTREET.COM, INC.CMN       COM           88368q103           8,362 2,049,493 SH      OTHER  01              2,049,493

 /TEXT
 /DOCUMENT
 /SUBMISSION